TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES
16	TRADE AND OTHER RECEIVABLES

Trade and other receivables comprises:

	As at	As at
	December 31,	December 31,
	2023	2022
Trade receivables	18,641	16,231
Sales tax	—	397
Trade and other receivables	18,641	16,628

The following is an aging of the Company’s trade receivables:

	As at	As at
	December 31,	December 31,
	2023	2022
Less than one month	17,711	15,759
Between two and three months	1,275	1,313
Greater than three months	1,714	1,594
	20,700	18,666
Provision for expected credit losses	(2,059)	(2,435)
Trade receivables	18,641	16,231

The balance of accrued income is included in receivables aged less than one month as this balance will be converted to accounts receivable upon issuance of sales invoices.

The following is a continuity of the Company’s provision for expected credit losses related to trade and other receivables:

Balance as at December 31, 2021	2,415
Net additional provision for doubtful debts	(629)
Provision for late interest receivable	649
Balance as at December 31, 2022	2,435
Net additional provision for doubtful debts	(376)
Balance as at December 31, 2023	2,059